Putnam Mortgage Securities Fund
The fund's portfolio
6/30/20 (Unaudited)

MORTGAGE-BACKED SECURITIES (71.7%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (38.9%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.05%, 4/15/37	$265,818	$490,833
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 23.743%, 5/15/35	991,590	1,646,832
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.119%, 11/15/35	544,163	973,562
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 21.665%, 12/15/36	183,440	296,275
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.306%, 3/15/35	2,355,991	3,266,817
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.473%, 6/15/34	721,748	882,770
REMICs IFB Ser. 4136, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.065%, 11/15/42	3,778,533	453,105
REMICs IFB Ser. 4436, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.965%, 2/15/45	8,029,952	1,655,953
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	3,859,733	524,487
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	2,017,179	209,252
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	2,432,241	197,767
REMICs Ser. 4953, Class AI, IO, 4.00%, 2/25/50	12,644,122	1,615,034
REMICs Ser. 4546, Class PI, IO, 4.00%, 12/15/45	10,487,507	1,068,100
REMICs Ser. 4601, Class IC, IO, 4.00%, 12/15/45	6,594,571	610,288
REMICs Ser. 4530, Class HI, IO, 4.00%, 11/15/45	4,960,918	475,871
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	4,683,530	556,919
REMICs Ser. 4425, IO, 4.00%, 1/15/45	5,728,418	658,768
REMICs Ser. 4425, Class EI, IO, 4.00%, 1/15/45	7,196,677	822,004
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	5,874,555	930,089
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	10,715,204	648,741
REMICs Ser. 4019, Class JI, IO, 4.00%, 5/15/41	5,666,956	439,325
REMICs Ser. 3996, Class IK, IO, 4.00%, 3/15/39	2,867,822	30,772
REMICs Ser. 4015, Class GI, IO, 4.00%, 3/15/27	2,347,268	182,090
Structured Pass-Through Certificates FRB Ser. 57, Class 2A1, 3.987%, 7/25/43(WAC)	14,491	16,166
Structured Pass-Through Certificates FRB Ser. 59, Class 2A1, 3.759%, 10/25/43(WAC)	8,763	10,354
REMICs Ser. 4621, Class QI, IO, 3.50%, 10/15/46	18,728,774	1,591,946
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	3,744,465	410,576
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	6,374,329	777,261
REMICs Ser. 4199, Class CI, IO, 3.50%, 12/15/37	2,497,603	29,657
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	1,237,546	83,309
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	6,819,705	596,724
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	5,707,929	578,375
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	9,693,227	764,505
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	10,698,757	749,266
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	7,360,566	573,347
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	4,425,036	278,777
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	5,268,185	261,697
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO, 0.427%, 11/15/28(WAC)	743,034	10,254
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO, 0.287%, 10/25/43(WAC)	2,823,686	27,672
Structured Pass-Through Certificates Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	4,475,971	32,227
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	2,247,310	2,151,048
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	4,082	3,742
REMICs Ser. 3391, PO, zero %, 4/15/37	48,799	45,715
REMICs Ser. 3300, PO, zero %, 2/15/37	49,046	45,824
REMICs Ser. 3314, PO, zero %, 11/15/36	2,632	2,619
REMICs Ser. 3206, Class EO, PO, zero %, 8/15/36	2,032	1,938
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	26,209	24,626
REMICs Ser. 3210, PO, zero %, 5/15/36	7,006	6,783
REMICs Ser. 3326, Class WF, zero %, 10/15/35(WAC)	30,876	28,070
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	20,452	18,263
Strips Ser. 315, PO, zero %, 9/15/43	13,679,926	12,631,496
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 38.793%, 7/25/36	306,989	599,272
REMICs IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR) + 27.50%), 26.578%, 5/25/35	672,612	1,067,580
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 23.89%, 3/25/36	391,940	704,434
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.524%, 6/25/37	469,753	835,879
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 22.607%, 2/25/38	1,738,446	2,443,904
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 22.454%, 11/25/35	299,266	435,642
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 19.697%, 8/25/35	216,686	306,524
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 19.552%, 12/25/35	622,507	904,939
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 16.914%, 11/25/34	140,171	167,546
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.531%, 5/25/40	1,046,917	1,299,957
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.416%, 10/25/41	1,091,911	163,787
REMICs IFB Ser. 18-47, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.066%, 7/25/48	7,801,846	1,712,505
REMICs IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.066%, 6/25/48	24,194,566	5,119,154
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.066%, 3/25/48	11,199,659	2,103,296
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	9,074,560	1,790,701
REMICs IFB Ser. 17-104, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.966%, 1/25/48	17,410,236	3,043,496
REMICs IFB Ser. 16-81, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.966%, 11/25/46	22,808,972	5,003,420
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.916%, 11/25/46	26,275,325	5,955,439
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.916%, 11/25/46	38,549,771	7,744,649
REMICs IFB Ser. 16-50, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.916%, 8/25/46	17,715,625	3,698,162
REMICs IFB Ser. 19-45, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.866%, 8/25/49	11,646,660	2,030,521
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.866%, 3/25/46	19,826,584	3,422,187
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.816%, 11/25/49	4,024,625	1,133,415
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	6,712,599	1,257,270
REMICs Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	8,129,508	1,587,449
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	16,853,467	2,805,228
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	11,312,793	1,585,529
REMICs Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	9,538,040	1,687,089
REMICs Ser. 12-151, Class IM, IO, 5.00%, 4/25/42	7,871,317	1,054,213
REMICs Trust FRB Ser. 04-W7, Class A2, 4.504%, 3/25/34(WAC)	4,457	4,932
REMICs Ser. 17-66, IO, 4.50%, 9/25/47	9,691,612	1,431,718
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	10,910,001	1,942,430
REMICs FRB Ser. 03-W11, Class A1, 4.345%, 6/25/33(WAC)	289	295
REMICs FRB Ser. 03-W14, Class 2A, 4.277%, 1/25/43(WAC)	12,330	13,027
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	4,401,392	509,365
REMICs Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	5,112,212	484,194
REMICs Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	3,234,103	126,130
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	5,838,968	451,954
Trust FRB Ser. 04-W2, Class 4A, 3.991%, 2/25/44(WAC)	8,083	8,463
Trust FRB Ser. 03-W3, Class 1A4, 3.98%, 8/25/42(WAC)	25,515	27,186
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	18,384,338	1,499,427
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	7,790,371	497,629
REMICs Ser. 12-124, Class JI, IO, 3.50%, 11/25/42	2,087,798	143,536
REMICs Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	7,429,867	637,895
REMICs Ser. 12-114, Class NI, IO, 3.50%, 10/25/41	9,608,203	664,429
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	4,503,471	355,108
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	8,392,408	718,600
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	4,540,199	368,900
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	2,561,422	96,384
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	2,490,635	111,381
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	5,100,804	250,527
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	5,466,033	316,740
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	3,011,554	85,985
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	4,017,535	129,798
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	2,607,880	62,808
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	6,359,424	293,564
REMICs Trust Ser. 98-W5, Class X, IO, 0.71%, 7/25/28(WAC)	1,479,435	42,608
REMICs FRB Ser. 07-95, Class A3, (1 Month US LIBOR + 0.25%), 0.418%, 8/27/36	25,120,382	21,886,776
REMICs FRB Ser. 01-50, Class B1, IO, 0.386%, 10/25/41(WAC)	2,866,390	12,325
REMICs Ser. 01-79, Class BI, IO, 0.268%, 3/25/45(WAC)	1,587,837	5,081
REMICs Ser. 03-34, Class P1, PO, zero %, 4/25/43	62,365	51,763
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	181,507	177,654
REMICs Ser. 07-64, Class LO, PO, zero %, 7/25/37	23,902	23,564
REMICs Ser. 07-44, Class CO, PO, zero %, 5/25/37	99,734	90,638
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	6,010	5,566
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	1,158	1,077
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	1,918	1,765
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	3,002	2,805
REMICs Ser. 08-36, Class OV, PO, zero %, 1/25/36	26,145	24,026
REMICs Trust Ser. 98-W2, Class X, IO, zero %, 6/25/28(WAC)	4,990,903	162,204
Government National Mortgage Association
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.51%, 12/20/43	6,347,320	1,396,410
IFB Ser. 11-81, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.71%), 6.51%, 11/16/36	589,786	5,509
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.41%, 4/20/38	7,918,732	1,999,406
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.01%, 6/20/48	10,346,906	1,597,069
IFB Ser. 13-87, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.01%, 6/20/43	15,901,563	3,245,008
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	6,116,864	1,322,222
IFB Ser. 19-56, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.96%, 5/20/49	20,979,183	2,849,073
IFB Ser. 10-20, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.96%, 2/20/40	1,039,378	202,679
IFB Ser. 19-35, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.955%, 1/16/44	10,091,922	2,056,396
IFB Ser. 19-158, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.955%, 9/16/43	12,201,014	2,437,913
IFB Ser. 19-100, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.91%, 8/20/49	11,734,880	1,907,258
IFB Ser. 16-80, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.91%, 6/20/46	7,251,189	1,500,393
IFB Ser. 19-125, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.86%, 10/20/49	12,962,813	3,832,013
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.86%, 8/20/49	1,115,998	149,724
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.86%, 6/20/49	858,527	107,209
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.86%, 12/2/21	3,559,761	429,993
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.81%, 10/20/49	12,317,665	3,311,789
Ser. 14-137, Class ID, IO, 5.50%, 9/16/44	5,995,069	1,199,791
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 5.41%, 8/20/44	7,782,633	1,416,727
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	185,117	21,631
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	7,874,576	1,443,882
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	5,296,165	953,310
Ser. 14-76, IO, 5.00%, 5/20/44	4,752,417	804,386
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	6,008,545	895,133
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	2,678,350	512,904
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	13,446,606	2,592,640
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	2,331,619	425,372
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	11,164,237	2,037,473
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	6,685,237	1,207,488
Ser. 18-1, IO, 4.50%, 1/20/48	10,840,169	1,475,527
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	2,167,259	184,412
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	8,418,749	1,260,169
Ser. 13-39, Class IJ, IO, 4.50%, 3/20/43	11,159,455	1,865,480
Ser. 12-129, IO, 4.50%, 11/16/42	4,466,044	840,018
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	2,162,268	367,720
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	7,762,895	697,544
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	11,010,446	1,754,845
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	3,128,662	503,375
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,794,543	287,127
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	7,134,230	1,290,123
Ser. 16-69, IO, 4.00%, 5/20/46	3,147,227	385,535
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45	6,686,298	809,780
Ser. 15-94, IO, 4.00%, 7/20/45	16,435,797	3,061,989
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	6,198,867	1,141,212
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	1,316,116	193,025
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	10,186,556	717,679
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	8,372,364	1,455,033
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	2,788,864	367,695
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	6,946,761	1,021,282
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	12,210,989	1,999,549
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	3,195,335	444,528
Ser. 14-104, IO, 4.00%, 3/20/42	8,455,886	1,049,037
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	2,471,110	77,190
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	1,157,130	37,426
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39	1,962,557	30,232
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	10,658,099	1,061,380
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	8,426,418	214,031
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	6,150,023	561,251
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	8,372,110	753,490
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	8,187,652	623,275
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	3,937,165	393,717
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	2,107,726	202,869
Ser. 12-136, IO, 3.50%, 11/20/42	8,408,036	987,914
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	16,844,126	1,095,879
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	2,899,508	205,067
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	6,365,159	478,660
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39	5,108,681	95,957
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	8,187,147	348,508
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	2,558,600	133,047
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36	4,293,991	165,089
Ser. 16-H18, Class QI, IO, 3.324%, 6/20/66(WAC)	22,367,339	2,484,654
Ser. 16-H23, Class NI, IO, 3.167%, 10/20/66(WAC)	37,499,214	3,854,919
Ser. 15-H20, Class CI, IO, 3.03%, 8/20/65(WAC)	28,822,923	2,639,430
FRB Ser. 15-H16, Class XI, IO, 3.01%, 7/20/65(WAC)	12,375,388	1,270,952
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40	7,881,377	201,976
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	3,230,586	116,947
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	4,188,940	318,359
Ser. 16-H24, Class JI, IO, 2.978%, 11/20/66(WAC)	6,050,156	718,340
Ser. 17-H03, Class KI, IO, 2.937%, 1/20/67(WAC)	26,552,864	3,247,309
Ser. 15-H22, Class AI, IO, 2.82%, 9/20/65(WAC)	31,685,332	2,962,579
Ser. 15-H25, Class BI, IO, 2.763%, 10/20/65(WAC)	14,736,264	1,352,789
Ser. 16-H13, Class IK, IO, 2.624%, 6/20/66(WAC)	22,036,318	2,539,485
Ser. 15-H22, Class GI, IO, 2.591%, 9/20/65(WAC)	19,603,904	2,170,152
Ser. 17-H25, Class AI, IO, 2.589%, 12/20/67(WAC)	8,356,650	892,079
Ser. 17-H08, Class GI, IO, 2.583%, 2/20/67(WAC)	16,833,374	2,306,521
Ser. 17-H08, Class EI, IO, 2.566%, 2/20/67(WAC)	19,503,356	2,194,702
Ser. 18-H05, Class ID, IO, 2.501%, 3/20/68(WAC)	9,448,035	1,091,617
Ser. 16-H03, Class AI, IO, 2.484%, 1/20/66(WAC)	18,478,761	1,661,369
Ser. 18-H04, Class JI, IO, 2.469%, 3/20/68(WAC)	20,930,064	2,220,680
Ser. 16-H06, Class DI, IO, 2.469%, 7/20/65	21,981,537	1,646,263
Ser. 18-H02, IO, 2.451%, 1/20/68(WAC)	10,169,173	1,008,141
Ser. 17-H04, Class BI, IO, 2.447%, 2/20/67(WAC)	17,416,508	2,062,328
Ser. 14-H21, Class AI, IO, 2.421%, 10/20/64(WAC)	22,800,360	1,922,709
Ser. 16-H27, Class GI, IO, 2.394%, 12/20/66(WAC)	26,810,715	3,221,736
Ser. 17-H25, Class CI, IO, 2.383%, 12/20/67(WAC)	22,787,845	2,976,569
Ser. 16-H04, Class HI, IO, 2.383%, 7/20/65(WAC)	17,116,143	1,225,516
Ser. 17-H08, Class NI, IO, 2.373%, 3/20/67(WAC)	16,719,445	1,628,474
Ser. 16-H06, Class AI, IO, 2.371%, 2/20/66	13,393,687	1,264,190
Ser. 15-H04, Class AI, IO, 2.348%, 12/20/64(WAC)	22,504,155	1,855,369
Ser. 18-H02, Class IM, IO, 2.338%, 2/20/68(WAC)	13,581,046	1,761,156
Ser. 18-H01, Class XI, IO, 2.336%, 1/20/68(WAC)	18,341,851	2,335,078
Ser. 17-H20, Class AI, IO, 2.336%, 10/20/67(WAC)	33,908,231	3,984,217
Ser. 16-H17, Class DI, IO, 2.317%, 7/20/66(WAC)	22,712,536	2,112,243
Ser. 15-H10, Class HI, IO, 2.317%, 4/20/65(WAC)	26,053,638	2,316,168
Ser. 17-H10, Class MI, IO, 2.295%, 4/20/67(WAC)	18,587,700	1,568,802
Ser. 16-H07, Class PI, IO, 2.28%, 3/20/66(WAC)	35,308,268	3,603,615
Ser. 17-H25, IO, 2.262%, 11/20/67(WAC)	14,800,257	1,554,027
Ser. 16-H04, Class KI, IO, 2.26%, 2/20/66(WAC)	20,114,675	1,501,166
Ser. 17-H06, Class MI, IO, 2.244%, 2/20/67(WAC)	28,884,416	2,814,584
Ser. 16-H10, Class AI, IO, 2.202%, 4/20/66(WAC)	29,755,261	2,117,265
Ser. 17-H09, IO, 2.185%, 4/20/67(WAC)	15,819,301	1,382,401
Ser. 17-H14, Class JI, IO, 2.18%, 6/20/67(WAC)	8,476,875	1,121,936
Ser. 15-H13, Class AI, IO, 2.172%, 6/20/65(WAC)	21,865,499	2,016,178
Ser. 16-H24, IO, 2.144%, 9/20/66(WAC)	18,895,695	1,948,986
Ser. 16-H01, Class HI, IO, 2.095%, 10/20/65(WAC)	11,138,019	894,673
Ser. 16-H06, Class HI, IO, 2.08%, 2/20/66	17,850,619	1,429,567
Ser. 15-H24, Class HI, IO, 2.044%, 9/20/65(WAC)	21,210,753	1,244,435
Ser. 16-H24, Class KI, IO, 2.009%, 11/20/66(WAC)	11,409,169	1,348,336
Ser. 15-H23, Class TI, IO, 1.877%, 9/20/65(WAC)	19,991,066	1,843,176
Ser. 17-H23, Class BI, IO, 1.86%, 11/20/67(WAC)	12,835,149	1,209,071
Ser. 15-H23, Class DI, IO, 1.834%, 9/20/65(WAC)	6,055,385	491,237
Ser. 17-H16, Class HI, IO, 1.708%, 8/20/67(WAC)	12,681,776	1,120,257
Ser. 14-H25, Class BI, IO, 1.662%, 12/20/64(WAC)	18,956,274	1,365,837
Ser. 17-H14, Class LI, IO, 1.649%, 6/20/67(WAC)	11,103,353	1,260,914
Ser. 17-H06, Class EI, IO, 1.561%, 2/20/67(WAC)	12,864,298	757,424
Ser. 14-H18, Class CI, IO, 1.553%, 9/20/64(WAC)	14,625,340	1,159,424
Ser. 16-H08, Class GI, IO, 1.401%, 4/20/66(WAC)	15,056,130	785,644
FRB Ser. 11-H07, Class FI, IO, 1.209%, 2/20/61(WAC)	45,839,969	1,246,847
Ser. 12-H11, Class FI, IO, 1.192%, 2/20/62(WAC)	30,806,030	977,937
Ser. 11-H16, Class FI, IO, 0.998%, 7/20/61(WAC)	24,294,525	865,663
Ser. 10-151, Class KO, PO, zero %, 6/16/37	578,719	542,138
Ser. 06-36, Class OD, PO, zero %, 7/16/36	6,890	6,202
GSMPS Mortgage Loan Trust 144A FRB Ser. 99-2, IO, 0.84%, 9/19/27(WAC)	435,323	1,654

		312,014,214
Commercial mortgage-backed securities (12.1%)
Bank FRB Ser. 20-BN25, Class C, 3.354%, 1/15/63(WAC)	1,388,000	1,265,512
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.542%, 1/12/45(WAC)	1,321,000	924,700
Citigroup Commercial Mortgage Trust Ser. 13-GC11, Class C, 4.134%, 4/10/46(WAC)	958,000	962,524
Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class C, 5.044%, 9/10/45(WAC)	1,273,000	1,167,402
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 5.092%, 4/10/47(WAC)	1,052,000	993,117
FRB Ser. 14-UBS3, Class C, 4.898%, 6/10/47(WAC)	956,000	909,719
FRB Ser. 14-UBS4, Class C, 4.801%, 8/10/47(WAC)	1,493,060	1,398,065
Ser. 13-LC6, Class C, 4.242%, 1/10/46(WAC)	1,555,000	1,511,460
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.463%, 8/10/46(WAC)	2,373,000	2,311,084
FRB Ser. 14-CR17, Class D, 5.009%, 5/10/47(WAC)	3,623,000	2,676,182
FRB Ser. 14-CR19, Class D, 4.888%, 8/10/47(WAC)	2,082,000	1,233,412
Ser. 12-CR4, Class B, 3.703%, 10/15/45	2,419,000	2,084,418
Ser. 13-LC6, Class E, 3.50%, 1/10/46	1,077,000	807,802
CSAIL Commercial Mortgage Trust Ser. 19-C15, Class B, 4.476%, 3/15/52	1,540,000	1,545,380
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC1A, Class C, 5.876%, 11/10/46(WAC)	979,000	984,799
FRB Ser. 11-LC2A, Class D, 5.714%, 7/10/44(WAC)	1,851,000	1,743,992
FRB Ser. 11-LC3A, Class D, 5.513%, 8/10/44(WAC)	6,001,000	5,945,923
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.155%, 1/10/47(WAC)	4,153,000	3,941,612
FRB Ser. 14-GC22, Class C, 4.847%, 6/10/47(WAC)	1,596,000	1,449,661
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.133%, 8/10/43(WAC)	1,486,000	1,040,200
FRB Ser. 14-GC24, Class D, 4.665%, 9/10/47(WAC)	5,349,000	1,979,130
JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class C, 4.236%, 7/15/45(WAC)	1,289,000	1,240,290
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.859%, 8/15/46(WAC)	4,088,000	3,161,244
FRB Ser. 14-C19, Class C19, 4.833%, 4/15/47(WAC)	1,767,000	1,413,600
FRB Ser. 13-C12, Class E, 4.236%, 7/15/45(WAC)	1,235,000	856,795
FRB Ser. 14-C23, Class D, 4.122%, 9/15/47(WAC)	1,155,000	912,548
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	2,678,942	2,051,236
FRB Ser. 13-LC11, Class D, 4.306%, 4/15/46(WAC)	2,891,000	2,110,270
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.853%, 2/15/46(WAC)	1,980,000	953,261
FRB Ser. 11-C3, Class E, 5.853%, 2/15/46(WAC)	1,629,000	597,199
FRB Ser. 10-C2, Class D, 5.822%, 11/15/43(WAC)	1,946,000	1,729,908
FRB Ser. 11-C4, Class C, 5.526%, 7/15/46(WAC)	990,000	973,535
FRB Ser. 13-C16, Class D, 5.195%, 12/15/46(WAC)	1,399,000	1,274,879
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	2,299,413	1,780,307
Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 16-C29, Class C, 4.905%, 5/15/49(WAC)	2,056,000	1,874,744
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.924%, 10/15/46(WAC)	1,004,000	778,310
FRB Ser. 13-C12, Class E, 4.924%, 10/15/46(WAC)	2,993,584	1,945,830
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)	1,288,000	772,800
FRB Ser. 13-C10, Class F, 4.218%, 7/15/46(WAC)	2,316,000	950,298
Morgan Stanley Capital I Trust 144A
Ser. 12-C4, Class C, 5.60%, 3/15/45(WAC)	1,038,000	937,093
FRB Ser. 12-C4, Class E, 5.60%, 3/15/45(WAC)	2,436,000	852,600
FRB Ser. 11-C3, Class E, 5.419%, 7/15/49(WAC)	8,047,130	6,394,690
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 4.65%, 3/25/50	2,630,000	2,379,873
FRB Ser. 19-01, Class M10, 3.435%, 10/15/49	6,245,000	5,620,500
FRB Ser. 19-01, Class M7, 1.885%, 10/15/49	1,353,488	1,160,318
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.755%, 5/10/45(WAC)	4,617,000	3,281,348
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	2,266,000	1,291,679
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class D, 4.621%, 12/10/45(WAC)	1,594,000	721,822
UBS-Citigroup Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class B, 6.252%, 1/10/45(WAC)	1,745,000	1,650,244
FRB Ser. 11-C1, Class D, 6.252%, 1/10/45(WAC)	3,176,000	2,773,273
Wells Fargo Commercial Mortgage Trust
FRB Ser. 18-C48, Class C, 5.291%, 1/15/52(WAC)	744,000	757,852
FRB Ser. 20-C56, Class C, 3.751%, 6/15/53(WAC)	1,185,000	1,010,687
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.39%, 6/15/44(WAC)	1,659,568	767,819
FRB Ser. 12-C9, Class D, 4.971%, 11/15/45(WAC)	5,183,466	3,904,358
FRB Ser. 12-C9, Class E, 4.971%, 11/15/45(WAC)	2,012,000	902,259

		96,659,563
Residential mortgage-backed securities (non-agency) (20.7%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.375%, 5/25/47	7,180,419	3,640,103
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	750,000	650,930
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.028%, 11/28/36	8,140,000	8,123,338
Bear Stearns Alt-A Trust
FRB Ser. 05-8, Class 21A1, 3.715%, 10/25/35(WAC)	743,019	664,167
FRB Ser. 05-10, Class 11A1, (1 Month US LIBOR + 0.50%), 0.685%, 1/25/36	438,640	501,153
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 3.535%, 10/25/27 (Bermuda)	3,092,648	2,965,981
FRB Ser. 18-2A, Class M1C, (1 Month US LIBOR + 1.60%), 1.785%, 8/25/28 (Bermuda)	2,230,000	2,098,856
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 0.425%, 6/25/36	8,710,000	7,766,652
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.37%, 2/20/47	3,028,299	2,224,026
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (1 Month US LIBOR + 0.18%), 0.365%, 6/25/47	6,478,094	5,970,414
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (1 Month US LIBOR + 2.85%), 4.926%, 1/25/30	765,000	468,581
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 9.535%, 4/25/28	331,063	386,708
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA1, Class B, (1 Month US LIBOR + 8.80%), 8.985%, 3/25/28	2,723,194	2,723,105
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 5.335%, 10/25/29	1,235,000	1,278,024
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.185%, 12/25/28	5,664,383	5,834,984
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class B1, (1 Month US LIBOR + 4.75%), 4.935%, 12/25/29	250,000	259,915
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.935%, 10/25/24	599,055	613,533
Structured Agency Credit Risk Debt FRN Ser. 14-DN4, Class M3, (1 Month US LIBOR + 4.55%), 4.735%, 10/25/24	1,660,742	1,692,534
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M3, (1 Month US LIBOR + 3.80%), 3.985%, 3/25/25	371,066	376,323
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (1 Month US LIBOR + 3.55%), 3.735%, 8/25/29	933,214	947,792
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.635%, 10/25/29	1,703,000	1,723,660
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 3.435%, 7/25/29	356,000	358,703
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class B1, (1 Month US LIBOR + 3.15%), 3.335%, 7/25/30	3,884,000	3,549,995
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2, (1 Month US LIBOR + 2.65%), 2.835%, 12/25/29	2,811,268	2,784,732
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.485%, 9/25/30	2,878,991	2,838,416
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class M2, (1 Month US LIBOR + 1.80%), 1.985%, 7/25/30	927,023	898,633
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (1 Month US LIBOR + 11.25%), 11.435%, 4/25/49	637,000	616,298
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.185%, 10/25/48	1,439,000	1,320,803
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 10.935%, 1/25/49	4,520,000	4,955,396
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.685%, 3/25/49	282,000	291,888
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.335%, 7/25/49	393,000	348,797
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class B2, (1 Month US LIBOR + 6.25%), 6.435%, 10/25/49	2,980,000	2,410,131
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (1 Month US LIBOR + 4.80%), 4.968%, 9/25/47	371,000	296,800
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	1,129,000	1,083,984
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57(WAC)	876,000	820,879
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	485,000	444,535
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.435%, 10/25/48	1,347,000	1,259,445
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 3.885%, 12/25/30	5,053,000	4,813,666
Structured Agency Credit Risk Debt FRN Ser. 19-HQA3, Class B1, (1 Month US LIBOR + 3.00%), 3.185%, 9/25/49	103,000	94,320
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.835%, 1/25/49	777,631	765,241
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.635%, 3/25/49	329,740	322,733
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.518%, 2/25/49	2,709,632	2,667,562
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M2, (1 Month US LIBOR + 2.15%), 2.335%, 12/25/30	1,732,000	1,693,256
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 12.935%, 10/25/28	467,042	561,918
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.935%, 10/25/28	2,829,376	3,389,091
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (1 Month US LIBOR + 10.25%), 10.435%, 1/25/29	785,908	793,767
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.885%, 4/25/28	555,640	583,940
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.685%, 9/25/29	1,888,000	1,961,017
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.485%, 10/25/28	2,880,578	3,018,986
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 4.685%, 12/25/30	2,530,000	2,337,130
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.635%, 5/25/30	2,739,000	2,728,485
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.635%, 2/25/30	3,913,000	3,756,480
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.635%, 1/25/29	428,575	438,053
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1, (1 Month US LIBOR + 4.15%), 4.335%, 2/25/30	3,742,000	3,777,058
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2B1, (1 Month US LIBOR + 4.10%), 4.285%, 3/25/31	1,273,000	1,185,845
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 4.185%, 5/25/30	3,800,000	3,799,991
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1B1, (1 Month US LIBOR + 3.75%), 3.935%, 3/25/31	2,687,000	2,564,604
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1B1, (1 Month US LIBOR + 3.75%), 3.935%, 10/25/30	1,154,000	1,061,680
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 3.785%, 1/25/30	7,485,000	7,123,463
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 3.735%, 7/25/30	5,427,000	5,225,186
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.735%, 7/25/29	3,207,029	3,260,988
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.185%, 10/25/29	1,109,000	1,103,455
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 2.535%, 1/25/31	1,468,124	1,438,073
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.435%, 7/25/30	421,410	415,476
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (1 Month US LIBOR + 2.20%), 2.385%, 8/25/30	4,154,909	4,061,131
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1M2, (1 Month US LIBOR + 2.15%), 2.335%, 10/25/30	1,628,803	1,606,160
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1B1, (1 Month US LIBOR + 6.75%), 6.75%, 2/25/40	2,355,000	1,528,551
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (1 Month US LIBOR + 3.00%), 4.661%, 1/25/40	311,000	216,145
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2B1, (1 Month US LIBOR + 4.35%), 4.535%, 7/25/31	653,000	622,636
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1B1, (1 Month US LIBOR + 4.10%), 4.285%, 7/25/39	1,589,000	1,413,918
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR + 3.65%), 3.65%, 2/25/40	1,887,000	1,760,820
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (1 Month US LIBOR + 3.25%), 3.435%, 1/25/40	347,000	240,750
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.635%, 7/25/31	113,381	110,617
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (1 Month US LIBOR + 2.30%), 2.485%, 8/25/31	312,776	307,912
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 0.714%, 5/19/35	1,211,588	639,363
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (1 Month US LIBOR + 0.16%), 0.328%, 11/25/36	2,115,477	1,783,746
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	1,220,000	1,183,400
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (1 Month US LIBOR + 0.93%), 1.115%, 11/25/34	941,533	904,787
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 3.035%, 7/25/28 (Bermuda)	2,980,000	2,811,376
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (1 Month US LIBOR + 4.35%), 4.535%, 7/25/29 (Bermuda)	695,000	611,615
FRB Ser. 19-1A, Class B1A, (1 Month US LIBOR + 3.50%), 3.685%, 7/25/29 (Bermuda)	574,000	505,752
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 4.185%, 4/25/27 (Bermuda)	491,267	486,017
Radnor Re, Ltd. 144A Mortgage Insurance-Linked FRN Ser. 20-1, Class B1, (1 Month US LIBOR + 3.00%), 5.169%, 2/25/30	430,000	343,749
Starwood Mortgage Residential Trust 144A Ser. 19-1, Class M1, 3.764%, 6/25/49(WAC)	980,000	922,819
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 0.305%, 8/25/36	494,412	437,332
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	862,000	942,028
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 3.828%, 12/25/35(WAC)	4,604,493	4,490,826
FRB Ser. 05-AR8, Class 2AC2, (1 Month US LIBOR + 0.92%), 1.105%, 7/25/45	880,024	848,182
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 07-2, Class A3, (1 Month US LIBOR + 0.23%), 0.415%, 4/25/37	1,372,012	1,301,452

		166,152,762

Total mortgage-backed securities (cost $606,460,893)		$574,826,539

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (52.3%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (3.7%)
Government National Mortgage Association Adjustable Rate Mortgages (1 Yr Monthly Treasury Average CMT Index + 1.50%), 3.25%, 7/20/26	$6,649	$6,786
Government National Mortgage Association Pass-Through Certificates
7.50%, 10/20/30	35,862	41,848
6.00%, 1/15/29	1	1
5.50%, with due dates from 8/15/35 to 5/20/49	239,836	269,241
5.00%, with due dates from 5/20/49 to 3/20/50	666,941	750,291
4.70%, with due dates from 5/20/67 to 8/20/67	600,916	687,284
4.665%, 9/20/65	146,179	162,169
4.621%, 6/20/67	682,646	777,500
4.51%, 3/20/67	614,621	696,282
4.50%, TBA, 7/1/50	2,000,000	2,135,938
4.50%, with due dates from 2/20/34 to 1/20/50	13,784,777	15,127,649
4.325%, 5/20/67	219,171	250,054
4.00%, with due dates from 9/20/44 to 1/20/50	4,377,224	4,759,552
3.50%, with due dates from 8/20/49 to 3/20/50	2,126,418	2,301,265
3.00%, with due dates from 3/20/43 to 10/20/44	1,822,986	1,954,084

		29,919,944
U.S. Government Agency Mortgage Obligations (48.6%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, 10/1/29	147,729	169,349
6.00%, 9/1/21	348	355
5.00%, 4/1/49	62,445	69,084
4.50%, with due dates from 1/1/37 to 6/1/37	122,605	136,846
Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 4/1/21 to 8/1/22	45,456	46,444
5.50%, with due dates from 8/1/20 to 1/1/21	2,882	2,898
5.00%, with due dates from 1/1/49 to 8/1/49	425,362	471,821
5.00%, 3/1/21	294	296
4.50%, with due dates from 3/1/39 to 5/1/49	880,455	962,023
4.00%, with due dates from 2/1/45 to 6/1/46	910,275	986,172
4.00%, 9/1/20	81	81
3.50%, with due dates from 5/1/56 to 6/1/56	7,493,661	8,216,872
3.50%, with due dates from 10/1/44 to 1/1/47	13,158,673	14,402,693
2.50%, 3/1/43	23,583,508	25,012,600
Uniform Mortgage-Backed Securities
6.00%, TBA, 7/1/50	11,400,000	12,700,300
5.50%, TBA, 7/1/50	52,000,000	57,248,693
4.50%, TBA, 7/1/50	95,000,000	102,080,464
3.00%, TBA, 7/1/50	57,000,000	60,034,805
2.50%, TBA, 8/1/50	9,000,000	9,365,977
2.50%, TBA, 7/1/50	83,000,000	86,540,465
2.00%, TBA, 7/1/50	11,000,000	11,256,953

		389,705,191

Total U.S. government and agency mortgage obligations (cost $414,354,169)		$419,625,135

ASSET-BACKED SECURITIES (3.9%)(a)
	Principal amount	Value
Finance of America Structured Securities Trust 144A Ser. 19-HB1, Class M5, 6.00%, 4/25/29(WAC)	$1,700,000	$1,206,660
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 1.035%, 11/25/51	3,646,667	3,642,108
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.985%, 6/25/52	2,841,000	2,812,590
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 20-2, Class A1, (1 Month US LIBOR + 1.75%), 1.927%, 5/30/22	2,000,000	2,000,036
MRA Issuance Trust 144A FRB Ser. 20-2, Class A, (1 Month US LIBOR + 1.15%), 2.135%, 10/22/20	3,971,000	3,971,000
Nationstar HECM Loan Trust 144A Ser. 19-2A, Class M4, 5.682%, 11/26/29(WAC)	2,079,000	2,074,085
Station Place Securitization Trust 144A
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 1.01%, 3/26/21	4,222,000	4,222,000
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 0.83%), 0.998%, 9/7/21	2,063,000	2,063,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 0.935%, 10/24/20	2,612,000	2,612,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 0.885%, 9/24/20	4,463,000	4,463,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 0.65%), 0.818%, 6/25/51	2,082,000	2,082,000

Total asset-backed securities (cost $31,581,723)		$31,148,479

PURCHASED SWAP OPTIONS OUTSTANDING (3.4%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Barclays Bank PLC
(0.353)/3 month USD-LIBOR-BBA/Aug-25 (United Kingdom)	Aug-20/0.353	$308,767,600	$713,253
Citibank, N.A.
1.629/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629	28,222,500	1,770,115
1.316/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316	145,648,900	1,583,204
1.996/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996	28,222,500	1,410,561
0.439/3 month USD-LIBOR-BBA/Aug-25	Aug-20/0.439	26,238,100	158,478
(1.996)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996	28,222,500	36,125
(0.439)/3 month USD-LIBOR-BBA/Aug-25	Aug-20/0.439	26,238,100	19,154
(1.629)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629	28,222,500	564
(1.316)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316	145,648,900	146
Goldman Sachs International
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983	21,113,200	118,656
JPMorgan Chase Bank N.A.
1.33/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.33	112,889,900	1,248,562
1.101/3 month USD-LIBOR-BBA/Mar-31	Mar-21/1.101	20,552,400	979,527
(1.042)/3 month USD-LIBOR-BBA/Sep-50	Sep-20/1.042	28,531,100	796,874
(0.67)/3 month USD-LIBOR-BBA/Jul-30	Jul-20/0.67	15,346,000	71,666
Morgan Stanley & Co. International PLC
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	67,069,200	13,764,612
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	17,746,600	1,547,149
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	17,746,600	497,970
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904	9,048,500	9,410
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	67,069,200	2,683
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04	2,394,000	351,583
UBS AG
1.5025/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025	151,474,800	1,931,304
(1.5025)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025	151,474,800	151

Total purchased swap options outstanding (cost $14,882,836)			$27,011,747

PURCHASED OPTIONS OUTSTANDING (0.5%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jul-20/$105.56	$88,000,000	$88,000,000	$341,264
Government National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Jul-20/106.09	122,000,000	122,000,000	122
Government National Mortgage Association 30 yr 4.00% TBA commitments (Call)	Jul-20/106.53	100,000,000	100,000,000	100
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	Aug-20/102.09	22,000,000	22,000,000	148,720
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Aug-20/103.56	111,000,000	111,000,000	835,719
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Jul-20/103.31	55,000,000	55,000,000	532,785
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Aug-20/104.03	128,000,000	128,000,000	512,000
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-20/103.60	42,000,000	42,000,000	100,716
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Aug-20/104.81	172,000,000	172,000,000	700,212
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Aug-20/104.88	153,000,000	153,000,000	537,336
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Aug-20/104.84	102,000,000	102,000,000	386,580
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Jul-20/105.00	11,000,000	11,000,000	913
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Jul-20/105.34	342,000,000	342,000,000	342
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Jul-20/106.47	119,000,000	119,000,000	119

Total purchased options outstanding (cost $2,734,065)				$4,096,928

SHORT-TERM INVESTMENTS (24.8%)(a)
		Principal amount/ shares	Value
Federal Home Loan Banks unsec. discount notes commercial paper 0.120%, 9/9/20		$7,500,000	$7,497,958
Interest in $88,200,000 joint tri-party repurchase agreement dated 6/30/2020 with HSBC Bank USA, National Association due 7/1/2020 - maturity value of $73,980,185 for an effective yield of 0.090% (collateralized by various mortgage backed securities and a U.S. Treasury note with coupon rates ranging from 1.375% to 5.500% and due dates ranging from 8/31/2026 to 5/1/2050, valued at $89,964,225)		73,980,000	73,980,000
Putnam Government Money Market Fund 0.01%(AFF)	Shares	10,000	10,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%(P)	Shares	11,065,000	11,065,000
U.S. Treasury Bills 0.106%, 8/11/20(SEGSF)(SEGCCS)(SEGTBA)		$24,535,000	24,531,367
U.S. Treasury Bills zero%, 8/13/20(SEG)(SEGSF)(SEGCCS)(SEGTBA)		19,245,000	19,241,897
U.S. Treasury Bills zero%, 8/20/20(SEG)(SEGSF)(SEGCCS)(SEGTBA)		11,493,000	11,490,925
U.S. Treasury Bills 0.011%, 8/6/20(SEGSF)		9,493,000	9,491,861
U.S. Treasury Bills 0.310%, 7/23/20(SEGSF)		8,625,000	8,624,354
U.S. Treasury Bills 0.005%, 9/10/20(SEG)(SEGSF)(SEGCCS)		7,114,000	7,112,106
U.S. Treasury Bills 0.203%, 7/9/20(SEGSF)(SEGTBA)		5,883,000	5,882,850
U.S. Treasury Bills 0.138%, 10/8/20(SEGSF)(SEGTBA)		3,480,000	3,478,517
U.S. Treasury Bills 0.133%, 8/25/20(SEGSF)(SEGCCS)		1,726,000	1,725,631
U.S. Treasury Bills 1.551%, 7/16/20(SEGSF)(SEGTBA)		243,000	242,987
U.S. Treasury Cash Management Bills 0.136%, 9/22/20(SEGSF)(SEGCCS)(SEGTBA)		14,810,000	14,805,459

Total short-term investments (cost $199,188,935)			$199,180,912
TOTAL INVESTMENTS

Total investments (cost $1,269,202,621)			$1,255,889,740

FUTURES CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Long)	25	$5,453,906	$5,453,906	Sep-20	$(46,736)
U.S. Treasury Note 2 yr (Short)	6,172	1,362,951,194	1,362,951,194	Sep-20	(194,673)
U.S. Treasury Note 5 yr (Short)	237	29,800,899	29,800,899	Sep-20	(65,330)

Unrealized appreciation					—

Unrealized (depreciation)					(306,739)

Total					$(306,739)

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/20 (premiums $21,536,708) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Barclays Bank PLC
(0.353)/3 month USD-LIBOR-BBA/Aug-25	Aug-20/0.353	$308,767,600	$1,000,407
Citibank, N.A.
1.805/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805	28,222,500	14,393
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	14,564,900	644,642
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	14,564,900	1,602,139
(1.805)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805	28,222,500	3,143,422
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823	84,452,600	25,336
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	36,043,400	189,588
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	36,043,400	7,094,424
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333	16,369,000	7,857
0.81/3 month USD-LIBOR-BBA/Jul-30	Jul-20/0.81	15,346,000	18,722
0.74/3 month USD-LIBOR-BBA/Jul-30	Jul-20/0.74	15,346,000	37,291
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333	16,369,000	174,657
(0.442)/3 month USD-LIBOR-BBA/Sep-50	Sep-20/0.442	28,531,100	211,986
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	5,302,800	270,231
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	9,579,400	302,422
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	9,579,400	304,050
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	5,302,800	304,275
(0.83)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/0.83	112,889,900	684,113
(0.7785)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.7785	41,104,900	1,057,629
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664	36,194,000	362
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	18,291,600	194,257
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	18,291,600	199,561
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	17,746,600	261,230
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	17,746,600	1,434,280
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	18,291,600	3,494,793
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	18,291,600	3,555,338
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	794,600	135,932
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	1,589,200	207,391
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05	31,578,000	236,519
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	16,895,300	506,183
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	16,895,300	1,922,854

Total			$29,236,284

WRITTEN OPTIONS OUTSTANDING at 6/30/20 (premiums $2,734,063) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jul-20/$105.56	$88,000,000	$88,000,000	$968
Government National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-20/106.09	122,000,000	122,000,000	676,612
Government National Mortgage Association 30 yr 4.00% TBA commitments (Put)	Jul-20/106.53	100,000,000	100,000,000	492,100
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Aug-20/102.09	22,000,000	22,000,000	144,320
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-20/104.03	128,000,000	128,000,000	446,720
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-20/103.56	111,000,000	111,000,000	259,185
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-20/103.04	42,000,000	42,000,000	69,888
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-20/102.47	42,000,000	42,000,000	49,896
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Jul-20/103.31	55,000,000	55,000,000	55
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Jul-20/105.00	11,000,000	11,000,000	38,302
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Aug-20/104.81	172,000,000	172,000,000	136,052
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Aug-20/104.88	153,000,000	153,000,000	130,968
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Aug-20/104.84	102,000,000	102,000,000	83,946
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Jul-20/105.34	342,000,000	342,000,000	534,204
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Put)	Jul-20/106.47	119,000,000	119,000,000	567,035

Total				$3,630,251

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
3.312/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	$73,288,200	$(8,243,730)	$7,556,746
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	97,081,400	(895,576)	2,877,493
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	12,942,000	(1,685,696)	320,703
0.30/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-22/0.30	51,153,500	(250,652)	(3,069)
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	9,706,600	(219,604)	(58,240)
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	12,942,000	(1,685,696)	(114,666)
(3.312)/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	73,288,200	(1,675,315)	(625,881)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	97,081,400	(895,576)	(885,382)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	9,706,600	(4,563,808)	(886,407)
3.195/3 month USD-LIBOR-BBA/Nov-55 (Written)	Nov-25/3.195	34,601,700	1,132,446	471,967
(0.00)/3 month USD-LIBOR-BBA/Jun-24 (Written)	Jun-22/0.00	51,153,500	138,114	3,581
0.60/3 month USD-LIBOR-BBA/Jun-24 (Written)	Jun-22/0.60	51,153,500	127,884	(6,650)
(3.195)/3 month USD-LIBOR-BBA/Nov-55 (Written)	Nov-25/3.195	34,601,700	9,240,755	(11,224,449)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(589,546)	1,213,756
0.462/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462	16,194,600	(156,885)	14,089
(0.462)/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462	16,194,600	(156,885)	(17,976)
0.675/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/0.675	20,908,400	(165,699)	(27,808)
(0.675)/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/0.675	20,908,400	(165,699)	(106,424)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(589,546)	(486,473)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	67,957,000	621,807	563,364
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	67,957,000	621,807	(679,570)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(567,809)	966,648
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	5,474,400	(502,002)	941,104
0.36/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-20/0.36	41,816,700	(109,769)	(15,054)
(0.36)/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-20/0.36	41,816,700	(109,769)	(82,797)
(2.13)/3 month USD-LIBOR-BBA/Dec-30 (Purchased)	Dec-20/2.13	10,656,500	(150,523)	(149,404)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	5,474,400	(818,423)	(406,638)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(567,809)	(436,437)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	22,487,600	(3,139,831)	8,400,018
3.162/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162	35,660,900	(5,064,918)	5,722,861
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	4,579,000	(707,913)	1,294,254
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	6,092,600	(703,695)	1,270,734
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	7,631,600	(441,106)	738,510
(3.162)/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162	35,660,900	(43,506)	(43,506)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	6,092,600	(703,695)	(371,466)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	4,579,000	(491,327)	(409,866)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	7,631,600	(793,686)	(549,246)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	22,487,600	(3,139,831)	(3,020,984)
3.229/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229	35,660,900	391,200	272,449
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	6,477,800	416,846	8,875
2.975/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975	35,660,900	3,566	3,566
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	6,477,800	416,846	(20,016)
(2.975)/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975	35,660,900	1,375,798	(1,560,164)
(3.229)/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229	35,660,900	4,047,512	(3,960,143)
Morgan Stanley & Co. International PLC
2.8025/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.8025	24,028,900	(4,949,737)	7,021,725
1.5775/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775	70,063,200	(386,048)	1,524,575
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(492,700)	1,143,056
2.764/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764	67,069,200	(13,090,678)	639,169
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	219,200	(25,011)	110,330
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	219,200	(25,011)	(22,994)
(2.764)/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764	67,069,200	(109,947)	(107,311)
(1.5775)/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775	70,063,200	(386,048)	(386,048)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(701,503)	(575,260)
(2.8025)/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.8025	24,028,900	(1,329,783)	(590,390)
2.7875/3 month USD-LIBOR-BBA/Apr-59 (Written)	Apr-29/2.7875	21,626,000	1,492,074	512,104
(2.7875)/3 month USD-LIBOR-BBA/Apr-59 (Written)	Apr-29/2.7875	21,626,000	4,586,634	(6,308,304)
UBS AG
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	17,746,600	(486,789)	1,060,004
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	7,871,400	(166,874)	27,943
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	3,148,600	(176,164)	16,215
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	10,495,200	(166,349)	13,959
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	26,238,100	(176,976)	787
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	10,495,200	(166,349)	(19,941)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	26,238,100	(176,976)	(20,990)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	3,148,600	(176,164)	(24,402)
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	7,871,400	(166,874)	(56,359)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	17,746,600	(1,297,720)	(799,129)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	37,711,500	1,120,253	1,074,778
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	6,297,100	167,345	2,267
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	6,297,100	167,345	(4,723)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	37,711,500	301,470	(1,351,580)

Unrealized appreciation				45,787,630

Unrealized (depreciation)				(36,416,147)

Total				$9,371,483

TBA SALE COMMITMENTS OUTSTANDING at 6/30/20 (proceeds receivable $131,074,961) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 7/1/50	$3,000,000	7/21/20	$3,165,703
Uniform Mortgage-Backed Securities, 3.00%, 7/1/50	57,000,000	7/14/20	60,034,806
Uniform Mortgage-Backed Securities, 2.50%, 7/1/50	55,000,000	7/14/20	57,346,091
Uniform Mortgage-Backed Securities, 2.00%, 7/1/50	11,000,000	7/14/20	11,256,953

Total			$131,803,553

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$9,777,000	$6,115,220		$(333)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$6,153,661
		28,528,700	6,621,197		(629,793)	12/3/29	3 month USD-LIBOR-BBA — Quarterly	3.096% — Semiannually	6,052,621
		3,938,800	182,496	(E)	(22)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	182,474
		10,194,500	463,269	(E)	(57)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(463,325)
		5,135,200	926,924		(68)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(976,688)
		21,340,200	1,478,300	(E)	(4,319)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	1,473,981
		7,377,600	341,457	(E)	(1,261)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	340,197
		5,556,700	1,162,984		(79)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	1,211,836
		15,259,700	2,969,797		(216)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,085,784)
		5,093,700	2,361,078	(E)	(174)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,361,251)
		14,417,400	2,524,472		(7,413)	3/26/30	2.44% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,624,149)
		13,291,900	545,407	(E)	(74)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	545,332
		19,511,000	804,653	(E)	(109)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	804,544
		19,463,500	2,753,462		(276)	3/4/30	2.098% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,881,625)
		4,426,300	573,892	(E)	(99)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	573,793
		12,365,300	1,846,201	(E)	(175)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,846,376)
		23,311,500	3,498,380	(E)	—	12/14/30	2.1935% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,498,380)
		9,825,500	3,841,594	(E)	—	6/14/52	2.4105% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,841,594)
		12,694,400	866,063	(E)	(143)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	865,920
		1,061,700	385,345	(E)	(36)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(385,381)
		1,515,100	213,473		(21)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(214,160)
		3,540,200	465,632	(E)	(50)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(465,682)
		158,900	55,134	(E)	(5)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(55,140)
		33,028,200	974,761	(E)	(184)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(974,945)
		899,900	120,092	(E)	(13)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(120,104)
		6,307,100	2,217,211	(E)	(215)	7/22/52	2.2685% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,217,426)
		8,769,700	2,248,972	(E)	(299)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,249,271)
		2,648,000	225,578	(E)	(38)	8/28/30	1.5095% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(225,615)
		6,091,800	1,075,757	(E)	(208)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,075,965)
		21,106,200	1,266,625		273,126	3/18/25	1.58% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,086,564)
		18,386,900	1,958,573		11,429	3/18/30	1.73% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,036,109)
		3,197,000	380,312	(E)	(45)	12/21/30	3 month USD-LIBOR-BBA — Quarterly	1.88% — Semiannually	380,267
		19,981,000	2,041,459		(42,891)	1/28/30	3 month USD-LIBOR-BBA — Quarterly	1.698% — Semiannually	2,111,248
		667,800	180,488	(E)	(23)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(180,510)
		8,083,000	880,602		(2,691)	1/16/30	1.771% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(928,835)
		14,883,200	1,596,387		(197)	1/31/30	1.7505% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,685,655)
		11,693,900	1,251,528		(155)	1/31/30	1.748% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,321,545)
		26,577,100	2,693,137		(42,876)	1/31/30	3 month USD-LIBOR-BBA — Quarterly	1.688% — Semiannually	2,802,395
		328,500	83,938	(E)	(11)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	83,926
		14,653,200	1,197,108		(99,470)	2/18/30	1.4765% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,369,602)
		76,652,300	6,945,388		(1,016)	2/18/30	3 month USD-LIBOR-BBA — Quarterly	1.57% — Semiannually	7,352,848
		3,151,800	261,558	(E)	(107)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(261,666)
		2,740,300	110,746	(E)	(39)	3/4/31	3 month USD-LIBOR-BBA — Quarterly	1.101% — Semiannually	110,708
		136,771,900	604,258	(E)	(516)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(604,774)
		295,806,700	1,019,350	(E)	(1,115)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,020,465)
		22,534,300	753,209	(E)	(768)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	752,441
		1,903,200	65,554	(E)	(65)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(65,619)
		3,106,600	73,334	(E)	(106)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	73,228
		2,220,500	146,118	(E)	(76)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	146,042
		7,587,200	178,345	(E)	(107)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	178,237
		126,795,000	445,050		(160,762)	6/17/22	3 month USD-LIBOR-BBA — Quarterly	0.40% — Semiannually	289,269
		361,701,000	5,887,045		3,246,805	6/17/25	0.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,689,613)
		44,433,000	216,389		(334,521)	6/17/50	3 month USD-LIBOR-BBA — Quarterly	0.90% — Semiannually	(540,525)
		94,764,000	2,021,695		(1,321,056)	6/17/30	3 month USD-LIBOR-BBA — Quarterly	0.85% — Semiannually	720,945
		1,724,300	440	(E)	(21)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	(461)
		10,879,000	278,644		186,963	4/22/30	0.895% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(87,124)
		26,984,000	252,543		269,482	4/22/30	0.7275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	36,905
		861,700	5,411	(E)	(13)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(5,424)
		15,247,000	266,182		(520)	4/20/50	0.85537% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	274,559
		11,680,600	68,518		(155)	4/22/30	3 month USD-LIBOR-BBA — Quarterly	0.6915% — Semiannually	58,915
		11,337,000	39,748		(150)	4/24/30	3 month USD-LIBOR-BBA — Quarterly	0.66726% — Semiannually	31,828
		11,337,000	36,154		(150)	4/24/30	3 month USD-LIBOR-BBA — Quarterly	0.664% — Semiannually	28,165
		15,370,000	69,903		(204)	4/24/30	0.678% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(59,881)
		15,370,000	67,198		(204)	4/24/30	0.67619% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(57,124)
		5,098,200	4,104	(E)	(72)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,032
		90,355,000	247,844		(341)	4/27/22	0.4029% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(151,168)
		10,880,200	414,013		(29,119)	4/28/50	0.78% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	387,203
		85,020,000	200,052		(321)	4/29/22	0.3765% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(130,410)
		18,706,000	580,746		(638)	5/4/50	0.805% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	573,027
		35,018,000	152,819		(283)	5/7/25	3 month USD-LIBOR-BBA — Quarterly	0.408% — Semiannually	148,607
		10,484,000	40,909		(85)	5/11/25	3 month USD-LIBOR-BBA — Quarterly	0.399% — Semiannually	39,985
		10,484,000	41,926		(85)	5/11/25	3 month USD-LIBOR-BBA — Quarterly	0.401% — Semiannually	41,031
		10,484,000	43,205		(85)	5/11/25	3 month USD-LIBOR-BBA — Quarterly	0.4035% — Semiannually	42,347
		10,484,000	42,240		(85)	5/11/25	3 month USD-LIBOR-BBA — Quarterly	0.4016% — Semiannually	41,355
		10,484,000	41,317		(85)	5/11/25	3 month USD-LIBOR-BBA — Quarterly	0.3998% — Semiannually	40,406
		10,484,000	39,567		(85)	5/11/25	3 month USD-LIBOR-BBA — Quarterly	0.39637% — Semiannually	38,605
		10,484,000	39,063		(85)	5/11/25	3 month USD-LIBOR-BBA — Quarterly	0.39537% — Semiannually	38,087
		92,261,000	70,580		(348)	5/12/22	0.273% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(49,517)
		25,722,000	98,927		(341)	5/12/30	0.591% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	93,422
		20,008,000	16,787		(265)	5/13/30	0.639% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(22,293)
		15,233,000	63,522		(202)	5/14/30	0.6732% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(68,500)
		123,939,000	147,983		(1,003)	5/14/25	3 month USD-LIBOR-BBA — Quarterly	0.34312% — Semiannually	132,434
		14,845,000	22,193		(197)	5/15/30	0.615% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	17,935
		14,845,000	15,676		(197)	5/15/30	0.6195% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	11,333
		308,767,600	295,182	(E)	(2,915)	8/17/25	3 month USD-LIBOR-BBA — Quarterly	0.353% — Semiannually	292,267
		139,119,000	79,437		(524)	5/18/22	3 month USD-LIBOR-BBA — Quarterly	0.2595% — Semiannually	56,463
		14,622,700	15,442		74	5/19/30	0.62% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	11,584
		10,303,500	87,054		(137)	5/21/30	3 month USD-LIBOR-BBA — Quarterly	0.71729% — Semiannually	90,739
		10,303,500	87,374		(137)	5/21/30	3 month USD-LIBOR-BBA — Quarterly	0.7176% — Semiannually	91,062
		164,770,200	532,702		(26,298)	5/21/25	0.385% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(559,278)
		54,657,000	179,056		(442)	5/21/25	0.38588% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(179,644)
		26,121,000	133,139		(346)	5/22/30	0.683% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(142,422)
		18,706,000	34,494		(248)	5/26/30	3 month USD-LIBOR-BBA — Quarterly	0.6505% — Semiannually	39,351
		106,508,500	191,183		20,464	5/26/30	0.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(199,736)
		44,630,000	100,685		(361)	6/2/25	0.3665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(101,855)
		33,357,000	85,727		(442)	6/4/30	3 month USD-LIBOR-BBA — Quarterly	0.6585% — Semiannually	93,491
		734,700	3,546	(E)	(7)	8/10/25	3 month USD-LIBOR-BBA — Quarterly	0.429% — Semiannually	3,539
		57,765,000	236,779		(467)	6/8/25	0.404% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(240,434)
		28,184,000	727,993		(374)	6/10/30	0.8955% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(737,997)
		38,220,000	217,319		(309)	6/12/25	3 month USD-LIBOR-BBA — Quarterly	0.4365% — Semiannually	219,392
		8,902,000	115,459		(118)	6/12/30	0.765% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(117,675)
		20,555,000	18,746		(77)	6/12/22	0.27% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(18,299)
		2,544,700	26,549	(E)	(36)	8/12/30	0.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(26,585)
		22,524,500	120,596		(299)	6/16/30	3 month USD-LIBOR-BBA — Quarterly	0.6882% — Semiannually	123,745
		11,262,000	70,601		(149)	6/16/30	3 month USD-LIBOR-BBA — Quarterly	0.6975% — Semiannually	72,219
		23,750,000	62,391		(315)	6/17/30	0.66003% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(66,041)
		17,577,000	60,500		(233)	6/22/30	0.6693% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(62,328)
		132,229,000	105,254		(499)	6/23/22	3 month USD-LIBOR-BBA — Quarterly	0.2616% — Semiannually	103,477
		43,966,000	84,722		(356)	6/24/25	0.3615% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(85,633)
		7,373,300	18,028	(E)	(70)	8/25/25	0.3845% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(18,097)
		615,400	2,820	(E)	(12)	6/28/37	3 month USD-LIBOR-BBA — Quarterly	1.168% — Semiannually	2,808
		94,346,200	130,292		(763)	6/30/25	3 month USD-LIBOR-BBA — Quarterly	0.352% — Semiannually	129,644
		94,590,300	67,159		(765)	7/1/25	3 month USD-LIBOR-BBA — Quarterly	0.338% — Semiannually	66,394

	Total				$1,282,012				$(9,860,000)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$137,487	$139,399	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$3,885
67,749	68,691	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,914
Barclays Bank PLC
16,237,970	16,172,476	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(35,474)
3,209,457	3,196,512	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(7,012)
1,522,228	1,516,088	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(3,326)
1,104,598	1,099,739	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(2,584)
612,949	610,252	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(1,434)
34,821,331	34,734,591	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(8,750)
8,646,842	8,625,303	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(2,173)
3,200,135	3,192,146	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(805)
14,930,957	14,893,082	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(3,794)
242,915	242,298	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(62)
2,806,864	2,814,360	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(14,818)
45,601,683	45,823,931	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(346,211)
105,947	104,731	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	211
233,417	234,146	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,988
81,949	83,088	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,316
81,863	83,002	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,313
31,159	31,592	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	880
8,961	9,085	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	253
8,877	8,796	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	55
7,864	7,799	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	56
408,370	404,961	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(2,949)
272,181	271,142	—	1/12/39	5.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	2,795
1,908	1,901	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	(20)
4,749	4,731	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	(49)
4,749	4,731	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	(49)
11,407	11,363	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	(117)
159,352	159,249	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,965
320,560	318,471	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	2,049
18,828	18,705	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	120
565,739	562,053	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(3,617)
Citibank, N.A.
478,005	476,815	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(120)
51,977	51,848	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(13)
4,623	4,605	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	(47)
Credit Suisse International
392,773	391,795	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(99)
114,313	114,023	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(29)
94,688	93,492	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	80
90,286	89,024	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	86
10,757	10,634	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	21
2,942	2,908	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	6
766,397	760,151	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	5,735
726,157	719,419	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,306
205,967	204,056	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	938
139,938	140,375	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,391
93,363	92,602	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	699
409,168	414,856	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(11,562)
408,741	405,329	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(2,951)
4,749	4,731	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	(49)
Deutsche Bank AG
131,839	131,013	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	(554)
5,714	5,636	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3
8,877	8,796	—	1/12/40	(4.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(55)
5,483	5,438	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	39
Goldman Sachs International
2,005,763	2,000,767	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(504)
159,833	160,612	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,213)
252,370	253,600	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,916)
426,195	428,272	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(3,236)
560,869	563,603	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(4,258)
673,049	676,329	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(5,110)
1,182,147	1,187,908	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(8,975)
3,146,750	3,162,086	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(23,890)
4,310,869	4,331,879	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(32,728)
539,888	530,677	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	2,084
77,583	76,693	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(155)
579,233	581,041	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	9,895
579,233	581,041	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	9,895
533,445	535,110	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	9,114
426,308	427,639	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	7,283
220,235	220,923	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,762
57,020	56,555	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	427
56,122	55,358	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	25
439,836	436,164	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(3,176)
3,450	3,437	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	(35)
227,048	226,181	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	(2,331)
1,080,221	1,079,524	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	13,322
770,611	770,113	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	9,503
432,931	432,652	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	5,339
23,932	23,917	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	295
525,026	521,604	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	3,357
503,279	500,000	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	3,217
452,161	449,215	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	2,890
388,245	385,715	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	2,482
346,384	344,127	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	2,214
256,317	254,647	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,639
137,042	136,149	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	876
JPMorgan Chase Bank N.A.
439,836	436,164	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(3,175)
JPMorgan Securities LLC
25,861	25,564	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(52)
94,688	93,492	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(80)
467,833	463,493	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,131
2,571,871	2,579,900	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(43,937)

Upfront premium received		—	Unrealized appreciation			125,854

Upfront premium (paid)		—	Unrealized (depreciation)			(583,494)

	Total	$—			Total	$(457,640)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	$60,803	$363,000	$46,537	5/11/63	200 bp — Monthly	$14,387
	CMBX NA A.6 Index	A/P	111,768	724,000	92,817	5/11/63	200 bp — Monthly	19,192
	CMBX NA A.6 Index	A/P	164,409	1,087,000	139,353	5/11/63	200 bp — Monthly	25,418
	CMBX NA A.6 Index	A/P	238,511	1,719,000	220,376	5/11/63	200 bp — Monthly	18,708
	CMBX NA A.6 Index	A/P	301,411	1,813,000	232,427	5/11/63	200 bp — Monthly	69,589
	CMBX NA A.7 Index	A/P	(3,558)	2,445,000	243,033	1/17/47	200 bp — Monthly	(245,776)
	CMBX NA BB.11 Index	BB-/P	42,375	75,000	25,635	11/18/54	500 bp — Monthly	16,803
	CMBX NA BB.9 Index	BB-/P	1,102,022	1,964,000	811,132	9/17/58	500 bp — Monthly	292,527
	CMBX NA BBB-.6 Index	BB+/P	9,913	124,000	38,800	5/11/63	300 bp — Monthly	(28,825)
	CMBX NA BBB-.6 Index	BB+/P	61,388	933,000	291,936	5/11/63	300 bp — Monthly	(230,082)
	CMBX NA BBB-.6 Index	BB+/P	71,943	1,091,000	341,374	5/11/63	300 bp — Monthly	(268,885)
	CMBX NA BBB-.6 Index	BB+/P	113,078	1,661,000	519,727	5/11/63	300 bp — Monthly	(405,819)
	CMBX NA BBB-.6 Index	BB+/P	4,722,366	74,159,000	23,204,351	5/11/63	300 bp — Monthly	(18,444,906)
	Credit Suisse International
	CMBX NA BB.7 Index	BB-/P	36,784	275,000	117,920	1/17/47	500 bp — Monthly	(80,907)
	CMBX NA BBB-.6 Index	BB+/P	4,933,028	52,500,000	16,427,250	5/11/63	300 bp — Monthly	(11,467,972)
	Deutsche Bank AG
	CMBX NA BBB-.6 Index	BB+/P	935,424	8,774,000	2,745,385	5/11/63	300 bp — Monthly	(1,805,574)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	14,606	123,000	15,769	5/11/63	200 bp — Monthly	(1,121)
	CMBX NA A.6 Index	A/P	83,572	569,000	72,946	5/11/63	200 bp — Monthly	10,816
	CMBX NA A.6 Index	A/P	165,010	1,138,000	145,892	5/11/63	200 bp — Monthly	19,498
	CMBX NA A.7 Index	A/P	(2,866)	1,966,000	195,420	1/17/47	200 bp — Monthly	(197,631)
	CMBX NA BBB-.6 Index	BB+/P	6,521	89,000	27,848	5/11/63	300 bp — Monthly	(21,282)
	CMBX NA BBB-.6 Index	BB+/P	6,561	89,000	27,848	5/11/63	300 bp — Monthly	(21,243)
	CMBX NA BBB-.6 Index	BB+/P	13,122	98,000	30,664	5/11/63	300 bp — Monthly	(17,493)
	CMBX NA BBB-.6 Index	BB+/P	8,337	104,000	32,542	5/11/63	300 bp — Monthly	(24,153)
	CMBX NA BBB-.6 Index	BB+/P	11,179	133,000	41,616	5/11/63	300 bp — Monthly	(30,370)
	CMBX NA BBB-.6 Index	BB+/P	10,536	139,000	43,493	5/11/63	300 bp — Monthly	(32,888)
	CMBX NA BBB-.6 Index	BB+/P	11,526	225,000	70,403	5/11/63	300 bp — Monthly	(58,764)
	CMBX NA BBB-.6 Index	BB+/P	22,036	249,000	77,912	5/11/63	300 bp — Monthly	(55,752)
	CMBX NA BBB-.6 Index	BB+/P	29,303	265,000	82,919	5/11/63	300 bp — Monthly	(53,483)
	CMBX NA BBB-.6 Index	BB+/P	20,349	268,000	83,857	5/11/63	300 bp — Monthly	(63,374)
	CMBX NA BBB-.6 Index	BB+/P	89,294	671,000	209,956	5/11/63	300 bp — Monthly	(120,326)
	CMBX NA BBB-.6 Index	BB+/P	65,841	744,000	232,798	5/11/63	300 bp — Monthly	(166,584)
	CMBX NA BBB-.6 Index	BB+/P	42,125	813,000	254,388	5/11/63	300 bp — Monthly	(211,856)
	CMBX NA BBB-.6 Index	BB+/P	42,268	833,000	260,646	5/11/63	300 bp — Monthly	(217,961)
	CMBX NA BBB-.6 Index	BB+/P	133,183	1,146,000	358,583	5/11/63	300 bp — Monthly	(224,827)
	CMBX NA BBB-.6 Index	BB+/P	416,605	3,605,000	1,128,005	5/11/63	300 bp — Monthly	(709,597)
	CMBX NA BBB-.6 Index	BB+/P	805,784	7,549,000	2,362,082	5/11/63	300 bp — Monthly	(1,552,523)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	80,220	573,000	73,459	5/11/63	200 bp — Monthly	6,952
	CMBX NA BB.10 Index	BB-/P	28,886	360,000	153,936	5/11/63	500 bp — Monthly	(124,750)
	CMBX NA BB.7 Index	BB-/P	158,648	324,000	138,931	1/17/47	500 bp — Monthly	19,987
	CMBX NA BBB-.6 Index	BB+/P	1,333,798	4,172,000	1,305,419	5/11/63	300 bp — Monthly	30,465
	Merrill Lynch International
	CMBX NA BB.6 Index	BB-/P	301,909	2,700,000	1,362,420	5/11/63	500 bp — Monthly	(1,058,261)
	CMBX NA BB.7 Index	BB-/P	20,331	168,000	72,038	1/17/47	500 bp — Monthly	(51,567)
	CMBX NA BBB-.6 Index	BB+/P	2,442	34,000	10,639	5/11/63	300 bp — Monthly	(8,179)
	CMBX NA BBB-.6 Index	BB+/P	7,224	98,000	30,664	5/11/63	300 bp — Monthly	(23,391)
	CMBX NA BBB-.6 Index	BB+/P	22,280	253,000	79,164	5/11/63	300 bp — Monthly	(56,758)
	CMBX NA BBB-.6 Index	BB+/P	28,733	447,000	139,866	5/11/63	300 bp — Monthly	(110,910)
	CMBX NA BBB-.6 Index	BB+/P	35,742	490,000	153,321	5/11/63	300 bp — Monthly	(117,334)
	CMBX NA BBB-.6 Index	BB+/P	91,380	1,010,000	316,029	5/11/63	300 bp — Monthly	(224,144)
	CMBX NA BBB-.6 Index	BB+/P	1,760,009	19,711,000	6,167,572	5/11/63	300 bp — Monthly	(4,397,708)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	107,500	688,000	88,202	5/11/63	200 bp — Monthly	19,528
	CMBX NA A.6 Index	A/P	(295,265)	38,474,000	4,932,367	5/11/63	200 bp — Monthly	(5,214,808)
	CMBX NA A.7 Index	A/P	(292)	602,000	59,839	1/17/47	200 bp — Monthly	(59,930)
	CMBX NA A.7 Index	A/P	(4,035)	4,170,000	414,498	1/17/47	200 bp — Monthly	(417,143)
	CMBX NA BB.6 Index	BB-/P	255,039	1,411,000	711,991	5/11/63	500 bp — Monthly	(455,776)
	CMBX NA BB.6 Index	BB-/P	382,260	1,823,000	919,886	5/11/63	500 bp — Monthly	(536,106)
	CMBX NA BBB-.6 Index	BB+/P	11,527	138,000	43,180	5/11/63	300 bp — Monthly	(31,584)
	CMBX NA BBB-.6 Index	BB+/P	13,063	178,000	55,696	5/11/63	300 bp — Monthly	(42,545)
	CMBX NA BBB-.6 Index	BB+/P	25,010	312,000	97,625	5/11/63	300 bp — Monthly	(72,458)
	CMBX NA BBB-.6 Index	BB+/P	51,990	694,000	217,153	5/11/63	300 bp — Monthly	(164,816)
	CMBX NA BBB-.6 Index	BB+/P	72,767	744,000	232,798	5/11/63	300 bp — Monthly	(159,659)
	CMBX NA BBB-.6 Index	BB+/P	10,576,633	159,648,000	49,953,859	5/11/63	300 bp — Monthly	(39,297,400)
	CMBX NA BBB-.7 Index	BBB-/P	55,762	913,000	195,473	1/17/47	300 bp — Monthly	(139,255)
	CMBX NA BBB-.7 Index	BBB-/P	664,354	9,762,000	2,090,044	1/17/47	300 bp — Monthly	(1,420,809)

Upfront premium received			30,990,488		Unrealized appreciation			563,870

Upfront premium (paid)			(306,016)		Unrealized (depreciation)			(90,945,265)

	Total		$30,684,472				Total	$(90,381,395)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2020. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(59,719)	$8,055,000	$800,667	1/17/47	(200 bp) — Monthly	$738,263
	CMBX NA BB.10 Index	(17,533)	168,000	71,837	11/17/59	(500 bp) — Monthly	54,164
	CMBX NA BB.10 Index	(15,241)	139,000	59,436	11/17/59	(500 bp) — Monthly	44,079
	CMBX NA BB.11 Index	(63,096)	487,000	166,457	11/18/54	(500 bp) — Monthly	102,955
	CMBX NA BB.11 Index	(16,307)	173,000	59,131	11/18/54	(500 bp) — Monthly	42,680
	CMBX NA BB.6 Index	(11,333)	79,000	39,863	5/11/63	(500 bp) — Monthly	28,465
	CMBX NA BB.7 Index	(113,295)	2,220,000	951,936	1/17/47	(500 bp) — Monthly	836,791
	CMBX NA BBB-.10 Index	(297,626)	999,000	199,800	11/17/59	(300 bp) — Monthly	(98,325)
	CMBX NA BBB-.11 Index	(518,626)	1,618,000	330,719	11/18/54	(300 bp) — Monthly	(188,716)
	CMBX NA BBB-.11 Index	(175,079)	547,000	111,807	11/18/54	(300 bp) — Monthly	(63,546)
	CMBX NA BBB-.11 Index	(163,034)	497,000	101,587	11/18/54	(300 bp) — Monthly	(61,696)
	CMBX NA BBB-.11 Index	(108,572)	332,000	67,861	11/18/54	(300 bp) — Monthly	(40,877)
	CMBX NA BBB-.11 Index	(81,359)	249,000	50,896	11/18/54	(300 bp) — Monthly	(30,588)
	CMBX NA BBB-.12 Index	(1,708,420)	4,854,000	984,391	8/17/61	(300 bp) — Monthly	(726,456)
	CMBX NA BBB-.12 Index	(540,439)	1,618,000	328,130	8/17/61	(300 bp) — Monthly	(213,118)
	CMBX NA BBB-.12 Index	(347,894)	1,103,000	223,688	8/17/61	(300 bp) — Monthly	(124,757)
	CMBX NA BBB-.12 Index	(250,071)	732,000	148,450	8/17/61	(300 bp) — Monthly	(101,988)
	CMBX NA BBB-.12 Index	(187,353)	539,000	109,309	8/17/61	(300 bp) — Monthly	(78,313)
	CMBX NA BBB-.12 Index	(46,112)	138,000	27,986	8/17/61	(300 bp) — Monthly	(18,195)
	CMBX NA BBB-.7 Index	(6,840)	1,356,000	290,320	1/17/47	(300 bp) — Monthly	282,802
	CMBX NA BBB-.9 Index	(369,792)	1,563,000	303,847	9/17/58	(300 bp) — Monthly	(66,726)
	Credit Suisse International
	CMBX NA BB.10 Index	(46,565)	349,000	149,232	11/17/59	(500 bp) — Monthly	102,377
	CMBX NA BB.10 Index	(41,383)	348,000	148,805	11/17/59	(500 bp) — Monthly	107,132
	CMBX NA BB.10 Index	(22,747)	183,000	78,251	11/17/59	(500 bp) — Monthly	55,352
	CMBX NA BB.9 Index	(792,652)	7,907,000	3,265,591	9/17/58	(500 bp) — Monthly	2,466,349
	Goldman Sachs International
	CMBX NA BB.9 Index	(608,603)	3,823,000	1,578,899	9/17/58	(500 bp) — Monthly	967,110
	CMBX NA BB.9 Index	(445,272)	2,779,000	1,147,727	9/17/58	(500 bp) — Monthly	700,139
	CMBX NA BB.9 Index	(442,738)	2,779,000	1,147,727	9/17/58	(500 bp) — Monthly	702,673
	CMBX NA BB.9 Index	(312,340)	1,977,000	816,501	9/17/58	(500 bp) — Monthly	502,514
	CMBX NA BB.9 Index	(297,097)	1,860,000	768,180	9/17/58	(500 bp) — Monthly	469,533
	CMBX NA BBB-.12 Index	(135,087)	400,000	81,120	8/17/61	(300 bp) — Monthly	(54,167)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(111,197)	216,000	108,994	5/11/63	(500 bp) — Monthly	(2,383)
	CMBX NA BB.12 Index	(159,822)	291,000	96,321	8/17/61	(500 bp) — Monthly	(63,743)
	CMBX NA BB.9 Index	(2,022,776)	4,093,000	1,690,409	9/17/58	(500 bp) — Monthly	(335,778)
	CMBX NA BBB-.10 Index	(161,420)	573,000	114,600	11/17/59	(300 bp) — Monthly	(47,106)
	CMBX NA BBB-.10 Index	(97,421)	327,000	65,400	11/17/59	(300 bp) — Monthly	(32,185)
	CMBX NA BBB-.11 Index	(147,722)	470,000	96,068	11/18/54	(300 bp) — Monthly	(51,889)
	CMBX NA BBB-.11 Index	(151,198)	469,000	95,864	11/18/54	(300 bp) — Monthly	(55,569)
	CMBX NA BBB-.11 Index	(73,861)	235,000	48,034	11/18/54	(300 bp) — Monthly	(25,944)
	CMBX NA BBB-.11 Index	(73,758)	235,000	48,034	11/18/54	(300 bp) — Monthly	(25,841)
	CMBX NA BBB-.12 Index	(108,499)	327,000	66,316	8/17/61	(300 bp) — Monthly	(42,347)
	CMBX NA BBB-.12 Index	(15,715)	45,000	9,126	8/17/61	(300 bp) — Monthly	(6,612)
	CMBX NA BBB-.7 Index	(1,593,335)	6,787,000	1,453,097	1/17/47	(300 bp) — Monthly	(143,632)
	Merrill Lynch International
	CMBX NA BB.10 Index	(19,118)	336,000	143,674	11/17/59	(500 bp) — Monthly	124,275
	CMBX NA BB.11 Index	(164,580)	333,000	113,819	11/18/54	(500 bp) — Monthly	(51,038)
	CMBX NA BB.9 Index	(496,819)	12,753,000	5,266,989	9/17/58	(500 bp) — Monthly	4,759,542
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(17,619)	168,000	71,837	11/17/59	(500 bp) — Monthly	54,078
	CMBX NA BB.12 Index	(82,800)	138,000	45,678	8/17/61	(500 bp) — Monthly	(37,237)
	CMBX NA BB.9 Index	(432,245)	3,182,000	1,314,166	9/17/58	(500 bp) — Monthly	879,269
	CMBX NA BB.9 Index	(421,822)	3,169,000	1,308,797	9/17/58	(500 bp) — Monthly	884,334
	CMBX NA BB.9 Index	(475,843)	3,164,000	1,306,732	9/17/58	(500 bp) — Monthly	828,252
	CMBX NA BB.9 Index	(408,392)	2,987,000	1,233,631	9/17/58	(500 bp) — Monthly	822,750
	CMBX NA BB.9 Index	(423,229)	2,805,000	1,158,465	9/17/58	(500 bp) — Monthly	732,899
	CMBX NA BB.9 Index	(388,295)	2,495,000	1,030,435	9/17/58	(500 bp) — Monthly	640,061
	CMBX NA BB.9 Index	(217,055)	1,434,000	592,242	9/17/58	(500 bp) — Monthly	373,992
	CMBX NA BB.9 Index	(217,055)	1,434,000	592,242	9/17/58	(500 bp) — Monthly	373,992
	CMBX NA BB.9 Index	(163,368)	1,134,000	468,342	9/17/58	(500 bp) — Monthly	304,029
	CMBX NA BBB-.11 Index	(168,677)	527,000	107,719	11/18/54	(300 bp) — Monthly	(61,222)
	CMBX NA BBB-.11 Index	(168,677)	527,000	107,719	11/18/54	(300 bp) — Monthly	(61,222)
	CMBX NA BBB-.11 Index	(151,934)	481,000	98,316	11/18/54	(300 bp) — Monthly	(53,858)
	CMBX NA BBB-.11 Index	(148,753)	470,000	96,068	11/18/54	(300 bp) — Monthly	(52,920)
	CMBX NA BBB-.11 Index	(73,343)	235,000	48,034	11/18/54	(300 bp) — Monthly	(25,427)
	CMBX NA BBB-.12 Index	(691,515)	2,237,000	453,664	8/17/61	(300 bp) — Monthly	(238,970)
	CMBX NA BBB-.12 Index	(78,099)	235,000	47,658	8/17/61	(300 bp) — Monthly	(30,559)
	CMBX NA BBB-.7 Index	(89,903)	1,416,000	303,166	1/17/47	(300 bp) — Monthly	212,555

	Upfront premium received	—			Unrealized appreciation		19,193,406

	Upfront premium (paid)	(18,458,090)			Unrealized (depreciation)		(3,312,950)

	Total	$(18,458,090)				Total	$15,880,456
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2019 through June 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $801,954,904.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/20
Short-term investments
	Putnam Government Money Market Fund*	$10,000	$—	$—	$57	$10,000

	Total Short-term investments	$10,000	$—	$—	$57	$10,000
* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $3,664,158.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $87,265,205.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $601,861.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $12,690,073.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $688,713,793 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $75,459,789 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $89,753,500 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $87,265,205 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$31,148,479	$—
Mortgage-backed securities	—	574,826,539	—
Purchased options outstanding	—	4,096,928	—
Purchased swap options outstanding	—	27,011,747	—
U.S. government and agency mortgage obligations	—	419,625,135	—
Short-term investments	11,065,000	188,115,912	—

Totals by level	$11,065,000	$1,244,824,740	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(306,739)	$—	$—
Written options outstanding	—	(3,630,251)	—
Written swap options outstanding	—	(29,236,284)	—
Forward premium swap option contracts	—	9,371,483	—
TBA sale commitments	—	(131,803,553)	—
Interest rate swap contracts	—	(11,142,012)	—
Total return swap contracts	—	(457,640)	—
Credit default contracts	—	(86,727,321)	—

Totals by level	$(306,739)	$(253,625,578)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$1,338,700,000
Purchased swap option contracts (contract amount)	$2,562,000,000
Written TBA commitment option contracts (contract amount)	$1,371,500,000
Written swap option contracts (contract amount)	$1,427,600,000
Futures contracts (number of contracts)	3,000
Centrally cleared interest rate swap contracts (notional)	$3,692,400,000
OTC total return swap contracts (notional)	$174,800,000
OTC credit default contracts (notional)	$530,100,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com